SA BlackRock Advantage International Portfolio Investment Objectives and Goals - SA BlackRock Advantage International Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SA BlackRock Advantage International Portfolio (formerly, SA Morgan Stanley International Equities Portfolio)
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Portfolio’s investment goal is long-term capital appreciation.